Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In order to prevent the backdating of equity awards and to ensure that the timing of awards or the release of material information will not be accelerated or delayed to allow an award recipient to benefit from a more favorable stock price, our Board of Directors and Compensation Committee adopted a policy with respect to our equity grant practices that delineates specific procedures when granting equity awards. We believe this policy helps the integrity of our equity award grant practices.
Our current practice is to grant equity awards in March of each fiscal year, shortly after the filing of our Form 10-K for the preceding year.

Award Timing Method
In order to prevent the backdating of equity awards and to ensure that the timing of awards or the release of material information will not be accelerated or delayed to allow an award recipient to benefit from a more favorable stock price, our Board of Directors and Compensation Committee adopted a policy with respect to our equity grant practices that delineates specific procedures when granting equity awards. We believe this policy helps the integrity of our equity award grant practices.
Our current practice is to grant equity awards in March of each fiscal year, shortly after the filing of our Form 10-K for the preceding year.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false